UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     November 14, 2006
     Todd B. Hammer      Boston, Massachusetts     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $618,715 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETHER HLDGS INC               COM              00809C106    12949  2180000 SH       SOLE                  2180000
AETNA INC NEW                  COM              00817Y108    38676   977900 SH       SOLE                   977900
ALLEGHENY ENERGY INC           COM              017361106    29344   730500 SH       SOLE                   730500
AMERIPRISE FINL INC            COM              03076C106    38861   828600 SH       SOLE                   828600
BEARINGPOINT INC               COM              074002106    31508  4008600 SH       SOLE                  4008600
BRISTOW GROUP INC              COM              110394103    32955   958000 SH       SOLE                   958000
CENVEO INC                     COM              15670S105    25127  1335100 SH       SOLE                  1335100
ESTERLINE TECHNOLOGIES CORP    COM              297425100    33453   990900 SH       SOLE                   990900
GENTEK INC                     COM NEW          37245X203    13267   480500 SH       SOLE                   480500
HOME DEPOT INC                 COM              437076102    31377   865100 SH       SOLE                   865100
HOSPIRA INC                    COM              441060100    34060   890000 SH       SOLE                   890000
MASTEC INC                     COM              576323109    31821  2874500 SH       SOLE                  2874500
MCDERMOTT INTL INC             COM              580037109    45754  1094600 SH       SOLE                  1094600
MIRANT CORP NEW                COM              60467R100    19527   715000 SH       SOLE                   715000
NOVELIS INC                    COM              67000X106    52223  2040750 SH       SOLE                  2040750
PW EAGLE INC                   COM              69366Y108     4255   141800 SH       SOLE                   141800
QUADRAMED CORP                 COM              74730W101     7212  3263273 SH       SOLE                  3263273
RELIANT ENERGY INC             COM              75952B105    35710  2900900 SH       SOLE                  2900900
S1 CORPORATION                 COM              78463B101      207    45000 SH       SOLE                    45000
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     6086   733200 SH       SOLE                   733200
TAL INTL GROUP INC             COM              874083108    30882  1456000 SH       SOLE                  1456000
TALK AMERICA HLDGS INC         COM NEW          87426R202    28500  3000000 SH       SOLE                  3000000
THERMA-WAVE INC                COM              88343A108     4292  3606900 SH       SOLE                  3606900
UNITED RETAIL GROUP INC        COM              911380103    10955   600923 SH       SOLE                   600923
USA MOBILITY INC               COM              90341G103    16368   716638 SH       SOLE                   716638
VITRIA TECHNOLOGY              COM NEW          92849Q401     3346  1248628 SH       SOLE                  1248628